SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2003

        THE CENTRAL EUROPE AND RUSSIA FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


12-01	  CEE     5000      20.5194      23.26  	   	Weeden & Co
12-02    " "    2000      20.4605      23.03	       	""
12-03    " "    4000      20.5305      23.30	       	""
12-04    " "    5000      20.9380      23.16	       	""
12-05    " "    3100      20.9003      23.23	       	""
12-08    " "    6000      21.3150      23.54	       	""
12-10    " "    1800      21.4394      24.02	       	""
12-11    " "     600      21.4100      23.90	       	""
12-12    " "    2000      21.5555      24.28	       	""
12-15    " "    6000      22.4042      24.46	       	""
12-16    " "    2000      22.4000      24.35	       	""
12-18    " "    1800      22.2417      24.34	       	""
12-19    " "    3100      22.4065      24.57	       	""
12-22    " "    4000      23.0253      24.70	       	""
12-23    " "    3000      22.9760      24.77	       	""



The Central Europe and Russia Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          1/2/04